SEGMENTED INFORMATION Schedule of revenue by geographical region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUE BY GEOGRAPHICAL REGION
Revenue	$ 793,602	$ 690,727	$ 615,015
Americas [Member]
REVENUE BY GEOGRAPHICAL REGION
Revenue	314,169	227,905	213,633
Europe, Middle East and Africa [Member]
REVENUE BY GEOGRAPHICAL REGION
Revenue	167,812	168,400	141,932
Asia-Pacific [Member]
REVENUE BY GEOGRAPHICAL REGION
Revenue	$ 311,621	$ 294,422	$ 259,450